Recovery of Erroneously Awarded Compensation	12 Months Ended
Feb. 01, 2026
Restatement Determination Date:: 2026-02-01
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

The Company has adopted a Clawback Policy that permits the recoupment of compensation paid to current and former senior officers under certain circumstances. The Clawback Policy complies with SEC Rule 10D-1 and NYSE listing standards. Awards made under our stock and incentive compensation plans are subject to the Clawback Policy. Under the Clawback Policy, in the event of a material restatement of our consolidated financial statements, the Company will seek reimbursement of the portion of any incentive-based compensation granted, earned or vested based on the attainment of a financial reporting measure that would not have been paid had the consolidated financial statements been correctly stated. In addition to recoupment of incentive-based compensation mandated by the SEC and the NYSE, our Clawback Policy includes an enhancement that provides discretion also to recoup additional compensation, including both time- and performance-based equity awards, from any senior officer if the Board of Directors or Compensation Committee determines that the senior officer engaged in a material violation of the Company’s Code of Business Conduct and Ethics policy, including in connection with a financial restatement, or any other material policy of the Company. The policy includes in part the following features:

•   the definition of “Financial Statement Triggering Event” includes errors in the current year’s results,

•   the policy applies to incentive-based compensation, including both time- and performance-based equity awards, based wholly or in part upon the attainment of a “financial reporting measure”,

•   the Board is required (subject to limited exceptions) to seek clawback in connection with Financial Statement Triggering Events, and

•   the policy implements a three-year lookback period for Financial Statement Triggering Events.